Shareholder Report, Average Annual Return (Details) WE0000000002512A_Dimensional National Municipal Bond ETF_Single_TSR Annual {Single}	12 Months Ended	48 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional National Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional National Municipal Bond ETF – NAV
Average Annual Return, Percent	3.57%	1.19%
S&P National AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	3.77%	0.68%
S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return, Percent	4.45%	1.21%